Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.25%	0.625%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	10.35%	9.87%
Tier One Risk Based Capital Required for Capital Adequacy	$ 325,054	$ 324,115
Common Equity Tier 1	10.35%	9.87%
Common Equity Tier One Capital Required for Capital Adequacy	$ 243,791	$ 243,086
Total Risk-Based	11.60%	11.24%
Capital Required for Capital Adequacy	$ 433,406	$ 432,153
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Tier One Risk Based Capital Required to be Well Capitalized	$ 433,406	$ 432,153
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Common Equity Tier One Capital Required to be Well-Capitalized	$ 352,142	$ 351,125
Leverage	7.36%	7.34%
Tier One Leverage Capital Required for Capital Adequacy	$ 304,722	$ 290,671
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 541,757	$ 540,192
Tier One Risk Based Capital	$ 560,530	$ 533,215
Common Equity Tier 1 Capital Required To Be Well Capitalized To Average Total Assets	6.50%	6.50%
Common Equity Tier One Capital	$ 560,530	$ 533,215
Risk Based Capital	$ 628,440	$ 607,269
Leverage Capital Required To Be Well Capitalized To Average Total Assets	5.00%	5.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital	$ 560,530	$ 533,215
Tier One Leverage Capital Required to be Well Capitalized	$ 380,903	$ 363,339
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.22%	12.83%
Tier One Risk Based Capital Required for Capital Adequacy	$ 329,235	$ 328,673
Common Equity Tier 1	12.94%	12.55%
Common Equity Tier One Capital Required for Capital Adequacy	$ 246,927	$ 246,505
Total Risk-Based	14.14%	14.32%
Capital Required for Capital Adequacy	$ 438,981	$ 438,231
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Tier One Risk Based Capital Required to be Well Capitalized	$ 329,235	$ 328,673
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Leverage	9.44%	9.56%
Tier One Leverage Capital Required for Capital Adequacy	$ 307,441	$ 293,916
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 548,726	$ 547,789
Leverage Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	8.50%	8.50%
Common Equity Tier 1 Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	7.00%	7.00%
Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	10.50%	10.50%
Tier One Risk Based Capital	$ 725,221	$ 702,651
Common Equity Tier One Capital	710,221	687,651
Risk Based Capital	$ 775,867	$ 784,406
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital	$ 725,221	$ 702,651
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.00%
Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	2.50%